Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Sales	₩ 3,461,987	₩ 17,680,333	₩ 11,985,087
Dividends	524,457
Other sales	24,493	652,846	306,077
Purchase of material	1,287,911	7,492,259	3,965,895
Purchase of fixed assets	153,545	960,353	1,345,125
Outsourced processing cost	136,912	706,703	662,124
Others	291,216	491,195	498,248
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	3,242	72,797	5,651
Dividends	5,348
Other sales	8	2,514	4,739
Purchase of material	148,239	736,441	545,001
Others		107
POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales	25,614	72,342	40,512
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Dividends	186,813
Other sales		418,044	91,188
Purchase of material	210,455	2,338,625	1,300,296
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	78,048	37,410	34,620
Dividends	209,457
Other sales	14,704	63,298	69,151
Purchase of material	14,015	107,637	64,861
Purchase of fixed assets			84,839
Outsourced processing cost			4,086
Others	197	49,741	44,068
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	106,904	182,549	80,783
Dividends	401,618
Other sales	14,712	483,856	165,078
Purchase of material	372,709	3,182,703	1,910,158
Purchase of fixed assets			84,839
Outsourced processing cost			4,086
Others	197	49,848	44,068
POSCO [Member]
Disclosure of transactions between related parties [line items]
Sales	87,165
Other sales	2
Others	10,446
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	7,502	5,859	6,790
Dividends	16,555
Other sales	7	11,113	11,123
Purchase of material			15
Purchase of fixed assets	80,306	491,624	772,846
Outsourced processing cost	0	158	220
Others	13,086	32,328	63,467
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)
Disclosure of transactions between related parties [line items]
Sales	133,743	695,451	418,619
Other sales	215	2,602	1,820
Outsourced processing cost	7,656	39,014	28,523
Others	18	627	639
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	1,760	1,605	2,747
Dividends	4,970
Other sales	18	4,996	4,996
Purchase of fixed assets	39,932	324,275	374,914
Outsourced processing cost	10,190	46,037	41,384
Others	34,724	181,221	181,554
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	3	14	15
Dividends	24
Other sales			60
Purchase of material	60,649	381,633	214,750
Purchase of fixed assets	9,706	65,254	34,217
Outsourced processing cost	32	115	76
Others	3,453	25,242	25,870
POSCO CHEMICAL CO., LTD [member]
Disclosure of transactions between related parties [line items]
Sales	89,535	318,808	258,154
Dividends	13,878
Other sales	44	31,917	34,944
Purchase of material	84,301	462,013	456,780
Purchase of fixed assets	4,757	14,358	23,003
Outsourced processing cost	56,325	298,431	304,135
Others	908	3,724	4,816
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	4,331	5,207	1,262
Other sales		1,450	2,396
Purchase of material	6,682	11,271	14,011
Purchase of fixed assets			3
Others	3,925	26,137	23,336
POSCO MOBILITY SOLUTION [Member]
Disclosure of transactions between related parties [line items]
Sales	176,534	807,925	381,591
Outsourced processing cost	8,802	45,758	32,325
Others	28	914	1,500
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Sales	2,102,356	9,750,636	5,644,017
Dividends	62,093
Other sales		54,331	56,322
Purchase of material	244,230	1,299,561	342,520
Outsourced processing cost	768	988	11,371
Others	1,049	8,968	4,375
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales	49,359	309,295	311,924
Dividends	22,867
Other sales			137
Purchase of material			2,538
Others	1	69
POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Other sales		1,372	1,325
Purchase of material	77,225	202,523	162,385
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		19,142	1,514,154
Other sales		426	1,060
Purchase of material		417	151,373
Purchase of fixed assets			4,331
Outsourced processing cost			1,508
Others		1,648	3,915
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	32,584	188,470	145,006
Other sales		8	66
Others		83	305
POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	28,790	1,613,634	1,076,987
Other sales		1
Purchase of material	835	27,937	37,210
Purchase of fixed assets	0	1,726	5,277
Others	16	4,894	6,225
POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	44,840	441,758	253,060
Other sales	513	975	605
Others		46	96
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales	102,776	460,773	168,188
Other sales	562	548	403
Others		1,494	2,000
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	171,806	899,675	328,943
Other sales	1,130	903	2,507
Others	120	229	479
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	42,320	161,808	112,925
Others	15	2
POSCO VST CO LTD [member]
Disclosure of transactions between related parties [line items]
Sales	28,475	201,517	208,464
Other sales			218
Others		20	156
POSCO INTERNATIONAL SINGAPORE PTE LTD [member]
Disclosure of transactions between related parties [line items]
Other sales	179	1,453
Purchase of material	379,823	1,704,193	600,580
POSCO ASSAN TST STEEL INDUSTRY [Member]
Disclosure of transactions between related parties [line items]
Sales	47,335	278,749	264,786
Other sales	537	734	948
Purchase of material		8	2,314
Others	8	24	18
Others [member]
Disclosure of transactions between related parties [line items]
Sales	203,869	1,337,458	806,672
Dividends	2,452
Other sales	6,574	56,161	22,069
Purchase of material	61,457	220,000	71,261
Purchase of fixed assets	18,844	63,116	45,695
Outsourced processing cost	53,139	276,202	238,496
Others	223,222	153,677	135,429
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	3,355,083	17,497,784	11,904,304
Dividends	122,839
Other sales	9,781	168,990	140,999
Purchase of material	915,202	4,309,556	2,055,737
Purchase of fixed assets	153,545	960,353	1,260,286
Outsourced processing cost	136,912	706,703	658,038
Others	₩ 291,019	₩ 441,347	₩ 454,180